PRE-PETITION LIABILITIES (10-Q)	9 Months Ended
Sep. 30, 2013
PRE-PETITION LIABILITIES [Abstract]
PRE-PETITION LIABILITIES
NOTE 10. PRE-PETITION LIABILITIES

On November 10, 2009, we filed a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the District of Arizona in the proceeding entitled In re: NutraCea, Case No. 2:09-bk-28817-CGC. None of our subsidiaries were included in the bankruptcy filing. Creditors voted overwhelmingly in favor of an amended plan of reorganization which called for the payment in full of all allowed claims, and the plan became effective on November 30, 2010. In January 2012, we made our final $1.6 million distribution to the general unsecured creditors.